Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Preparation

Basis of Preparation and Summary of Significant Accounting Policies

The accompanying condensed consolidated and combined financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and include the financial position and results of operations of the Company, the Operating Partnership and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated on consolidation.

The Predecessor represents a combination of certain entities holding interests in real estate that were commonly controlled prior to the Formation Transactions. Due to their common control, the financial statements of the separate entities which own the properties are presented on a combined basis in the Predecessor financial statements.

The accompanying condensed consolidated and combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). All significant intercompany balances and transactions have been eliminated on combination.

The information furnished in the accompanying condensed consolidated and combined financial statements reflects all adjustments that, in the opinion of management, are necessary for a fair presentation of the aforementioned condensed consolidated and combined financial statements for the interim periods. Operating results for the three and nine months ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014. These interim financial statements should be read in conjunction with the audited combined financial statements of the Predecessor for the year ended December 31, 2013, included in the Company’s final prospectus dated April 14, 2014.

Basis of Preparation

The Predecessor represents a combination of certain entities holding interests in real estate that are commonly controlled. Due to their common control, the financial statements of the separate entities which own the properties are presented on a combined basis.

The accompanying combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). All significant intercompany balances and transactions have been eliminated in combination.

Variable interest entities (“VIE”) are accounted for within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, “Consolidation” and are required to be consolidated by their primary beneficiary. The primary beneficiary of a variable interest entity is the enterprise that has the power to direct the activities that most significantly impact the variable interest entity’s economic performance and the obligation to absorb losses or the right to receive benefits of the variable interest entity that could be significant to the variable interest entity. Management has evaluated the applicability of ASC Topic 810 to its investments in Cherry Creek and determined that this entity is not a variable interest entity and that the Predecessor is not the primary beneficiary and, therefore, consolidation of this investment is not required. This investment is accounted for using the equity method of accounting.

Noncontrolling Interest

Noncontrolling Interests

Upon completion of the IPO and Formation Transactions and exercise of the underwriters’ overallotment option, the Operating Partnership issued 3,251,904 common units of limited partnership interest to the Predecessor’s prior investors as partial consideration for the contribution of their interest in the Predecessor to the Operating Partnership. Noncontrolling interest in the Company represents common units of the Operating Partnership held by the Predecessor’s prior investors.

As of September 30, 2014, the Company held a 71.6% interest in the Operating Partnership. As the sole general partner and the majority interest holder, the Company consolidates the financial position and results of operations of the Operating Partnership.

Noncontrolling Interest

The Predecessor follows the provisions pertaining to noncontrolling interests of ASC Topic 810. A noncontrolling interest is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. Among other matters, the noncontrolling interest standards require that noncontrolling interests be reported as part of equity in the combined balance sheet (separately from the controlling interest’s equity). The noncontrolling interest standards also require companies to disclose the changes in the noncontrolling interest in the statement of equity or in a separate note to the financial statements; and require that net income include earnings attributable to the noncontrolling interest with disclosure on the face of the statement of operations of the amounts attributable to the parent and to the noncontrolling interest.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the combined financial statements and the reported amounts of revenues and expenses during the period. Such estimates are based on management’s best judgment, after considering past, current and expected events and economic conditions. Actual results could differ from management’s estimates.

Use of Estimates

Management has made a number of significant estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses to prepare these combined financial statements in conformity with GAAP. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Management adjusts such estimates when facts and circumstances dictate. The most significant estimates made include the recoverability of accounts receivable, allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed, the determination of VIEs and which entities should be consolidated, the determination of impairment of long-lived assets, loans receivable and equity method investments, valuation of derivative financial instruments and the useful lives of long-lived assets. Actual results could differ materially from those estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents include unrestricted cash and short-term investments with a maturity date of less than three months when acquired.
Restricted Cash		Restricted Cash Restricted cash consists of cash held in escrow by lenders pursuant to certain lender agreements.
Rent Receivable, Net

Rent Receivable, Net

The Predecessor continuously monitors collections from tenants and makes a provision for estimated losses based upon historical experience and any specific tenant collection issues that the Predecessor has identified. As of December 31, 2013 and 2012, the Predecessor’s allowance for doubtful accounts was not significant.

Business Combinations

Business Combinations

The fair value of the real estate acquired, which includes the impact of fair value adjustments for assumed mortgage debt related to property acquisitions, is allocated to the acquired tangible assets, consisting of land, buildings and improvements and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of tenant relationships, based in each case on their fair values. Acquisition costs are expensed as incurred in the accompanying combined statements of operations. Also, noncontrolling interests acquired are recorded at estimated fair market value.

The fair value of the tangible assets of an acquired property (which includes land, buildings and improvements and fixtures and equipment) is determined by valuing the property as if it were vacant. The “as-if-vacant” value is then allocated to land and buildings and improvements based on management’s determination of relative fair values of these assets. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions.

The fair value of above-market and below-market lease values are recorded based on the difference between the current in-place lease rent and management’s estimate of current market rents. Below-market lease intangibles are recorded as part of acquired lease intangibles liability and amortized into rental revenue over the non-cancelable periods and bargain renewal periods of the respective leases. Above-market leases are recorded as part of intangible assets and amortized as a direct charge against rental revenue over the noncancelable portion of the respective leases.

The fair value of acquired in-place leases are recorded based on the costs management estimates the Company would have incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the fair value of leasing commissions and legal costs that would be incurred to lease the property to this occupancy level. Additionally, management evaluates the time period over which such occupancy level would be achieved and includes an estimate of the net operating costs incurred during the lease-up period. Acquired in-place leases are amortized on a straight-line basis over the term of the individual leases.

Business Combinations

The fair value of the real estate acquired, which includes the impact of fair value adjustments for assumed mortgage debt related to property acquisitions, is allocated to the acquired tangible assets, consisting of land, building and improvements and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in place leases and value of tenant relationships, based in each case on their fair values. Acquisition costs are expensed as incurred in the accompanying combined statements of operations. Also, noncontrolling interests acquired are recorded at estimated fair market value.

The fair value of the tangible assets of an acquired property (which includes land, building and improvements and fixtures and equipment) is determined by valuing the property as if it were vacant. The “as-if-vacant” value is then allocated to land and building and improvements based on management’s determination of relative fair values of these assets. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions.

The fair value of above-market and below-market lease values are recorded based on the difference between the current in-place lease rent and management’s estimate of current market rents. Below-market lease intangibles are recorded as part of acquired lease intangibles liability and amortized into rental revenue over the non-cancelable periods and bargain renewal periods of the respective leases. Above-market leases are recorded as part of intangible assets and amortized as a direct charge against rental revenue over the non-cancelable portion of the respective leases.

The fair value of acquired in place leases are recorded based on the costs management estimates the Predecessor would have incurred to lease the property to the occupancy level of the property at the date of acquisition. Such estimates include the fair value of leasing commissions and legal costs that would be incurred to lease the property to this occupancy level. Additionally, management evaluates the time period over which such occupancy level would be achieved and includes an estimate of the net operating costs incurred during the lease-up period. Acquired in place leases are amortized on a straight-line basis over the term of the individual leases.

Revenue Recognition

Revenue Recognition

The Company recognizes lease revenue on a straight-line basis over the term of the lease. Certain leases allow for the tenant to terminate the lease, but the tenant must make a termination payment as stipulated in the lease. If the termination payment is in such an amount that continuation of the lease appears, at the time of lease inception, to be reasonably assured, then the Company recognizes revenue over the term of the lease. The Company has determined that for these leases, the termination payment is in such an amount that continuation of the lease appears, at the time of inception, to be reasonably assured. The Company recognizes lease termination fees as revenue in the period received and writes off unamortized lease-related intangible and other lease-related account balances, provided there are no further Company obligations under the lease. Otherwise, such fees and balances are recognized on a straight-line basis over the remaining obligation period with the termination payments being recorded as a component of rent receivable-deferred or deferred revenue on the consolidated balance sheets.

If the Company funds tenant improvements and the improvements are deemed to be owned by the Company, revenue recognition will commence when the improvements are substantially completed and possession or control of the space is turned over to the tenant. If the Company determines that the tenant allowances are lease incentives, the Company commences revenue recognition when possession or control of the space is turned over to the tenant for tenant work to begin. The lease incentive is recorded as a deferred expense and amortized as a reduction of revenue on a straight-line basis over the respective lease term.

Recoveries from tenants for real estate taxes, insurance and other operating expenses are recognized as revenues in the period that the applicable costs are incurred. The Company recognizes differences between estimated recoveries and the final billed amounts in the subsequent year. Final billings to tenants for real estate taxes, insurance and other operating expenses did not vary significantly as compared to the estimated receivable balances.

Revenue Recognition

The Predecessor recognizes lease revenue on a straight-line basis over the term of the lease. Certain leases allow for the tenant to terminate the lease, but the tenant must make a termination payment as stipulated in the lease. If the termination payment is in such an amount that continuation of the lease appears, at the time of lease inception, to be reasonably assured, then the Predecessor recognizes revenue over the term of the lease. The Predecessor has determined that for these leases, the termination payment is in such an amount that continuation of the lease appears, at the time of inception, to be reasonably assured. The Predecessor recognizes lease termination fees as revenue in the period received and writes off unamortized lease-related intangible and other lease-related account balances, provided there are no further Predecessor obligations under the lease. Otherwise, such fees and balances are recognized on a straight-line basis over the remaining obligation period with the termination payments being recorded as a component of rent receivable-deferred or deferred revenue on the combined balance sheets.

If the Predecessor funds tenant improvements and the improvements are deemed to be owned by the Predecessor, revenue recognition will commence when the improvements are substantially completed and possession or control of the space is turned over to the tenant. If the Predecessor determines that the tenant allowances are lease incentives, the Predecessor commences revenue recognition when possession or control of the space is turned over to the tenant for tenant work to begin. The lease incentive is recorded as a deferred expense and amortized as a reduction of revenue on a straight-line basis over the respective lease term.

Recoveries from tenants for real estate taxes, insurance and other operating expenses are recognized as revenues in the period that the applicable costs are incurred. The Predecessor recognizes differences between estimated recoveries and the final billed amounts in the subsequent year. Final billings to tenants for real estate taxes, insurance and other operating expenses did not vary significantly as compared to the estimated receivable balances.

Real Estate Properties

Real Estate Properties

Real estate properties are stated at cost less accumulated depreciation, except land. Depreciation is computed on the straight-line basis over estimated useful lives of:

Years
Buildings and improvements	29-50
Furniture, fixtures and equipment	4-7

Expenditures for maintenance and repairs are charged to operations as incurred.

Impairment of Real Estate Properties

Impairment of Real Estate Properties

Long-lived assets currently in use are reviewed periodically for possible impairment and will be written down to fair value if considered impaired. Long-lived assets, to be disposed of, are written down to the lower of cost or fair value less the estimated cost to sell. The Company reviews its real estate properties for impairment when there is an event or a change in circumstances that indicates that the carrying amount may not be recoverable. The Company measures and records impairment losses and reduces the carrying value of properties when indicators of impairment are present and the expected undiscounted cash flows related to those properties are less than their carrying amounts. In cases where the Company does not expect to recover its carrying costs on properties held for use, the Company reduces its carrying costs to fair value.

Impairment of Real Estate Properties

Long-lived assets currently in use are reviewed periodically for possible impairment and will be written down to fair value if considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Predecessor reviews its real estate properties for impairment when there is an event or a change in circumstances that indicates that the carrying amount may not be recoverable. The Predecessor measures and records impairment losses and reduces the carrying value of properties when indicators of impairment are present and the expected undiscounted cash flows related to those properties are less than their carrying amounts. In cases where the Predecessor does not expect to recover its carrying costs on properties held for use, the Predecessor reduces its carrying costs to fair value. Management does not believe that the values of its properties within the portfolio are impaired as of December 31, 2013 and 2012.

Investment in Unconsolidated Entity

Investment in Unconsolidated Entity

The Predecessor accounts for its investment in the unconsolidated entity using the equity method as it does not exercise control over significant asset decisions such as buying, selling or financing nor is it the primary beneficiary under ASC Topic 810, as discussed above. Under the equity method, the Predecessor increases its investment balance by recording its proportionate share of net income and contributions and decreases its investment balance by recording its proportionate share of net loss and distributions.

The Predecessor reviews its investment in unconsolidated entity for other-than-temporary declines in market value when there is an event or a change in circumstances that indicates that the carrying amount may not be recoverable. In this analysis of fair value, the Predecessor uses a discounted cash flow analysis to estimate the fair value of its investment taking into account expected cash flow from operations, holding period and net proceeds from the dispositions of the property. Any decline that is not expected to be recovered is considered other than temporary and an impairment charge is recorded as a reduction in the carrying value of the investment. For the years ended December 31, 2013 and 2012, there were no impairment charges related to the Predecessor’s investment in unconsolidated entity.

Concentration of Credit Risk

Concentration of Credit Risk

The Predecessor places its temporary cash investments in high credit financial institutions. However, a portion of temporary cash investments may exceed FDIC insured levels from time to time. The Predecessor has never experienced any losses related to these balances. All of the Predecessor’s noninterest-bearing cash balances were fully insured at December 31, 2012 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012. Under the program, there was no limit to the amount of insurance for eligible accounts. Beginning in 2013, insurance coverage has reverted to $250,000 per depositor at each financial institution, and the Predecessor’s noninterest-bearing cash balances may again exceed FDIC insured limits.

Income Tax

Income Taxes

The Company intends to elect to be taxed and to continue to operate in a manner that will allow it to qualify as a REIT under the U.S. Internal Revenue Code (the “Code”) commencing with its taxable year ending December 31, 2014. To qualify as a REIT, the Company is required to distribute dividends equal to at least 90% of the REIT taxable income (computed without regard to the dividends paid deduction and net capital gains) to its stockholders, and meet the various other requirements imposed by the Code relating to matters such as operating results, asset holdings, distribution levels and diversity of stock ownership. Provided the Company qualifies for taxation as a REIT, it is generally not subject to U.S. federal corporate-level income tax on the earnings distributed currently to its stockholders. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal and state income tax on its taxable income at regular corporate tax rates and any applicable alternative minimum tax. In addition, the Company may not be able to re-elect as a REIT for the four subsequent taxable years.

For periods prior to the completion of the IPO and the Formation Transactions on April 21, 2014, no provision was made for U.S. federal, state or local income taxes because profits and losses of the Predecessor flowed through to its respective partners, members and shareholders who were individually responsible for reporting such amounts.

For periods subsequent to the completion of the IPO and the Formation Transactions, the taxable REIT subsidiaries are subject to federal, state and local corporate income taxes to the extent there is taxable income.

Income Tax

For U.S. federal income tax purposes, the Predecessor is treated as a partnership and all items of income and loss are attributable to the individual partner tax returns. Accordingly, no provision for federal income taxes has been made in these combined financial statements. However, the Predecessor is required to pay certain state and local entity level taxes which are expensed as incurred.

The Predecessor applies FASB ASC Topic 740 (“Topic 740”), Income Taxes, in accounting for income tax uncertainties. Topic 740 requires a company to recognize the tax benefits of certain tax positions only when the position is “more likely than not” to be sustained assuming examination by the revenue authorities. The tax benefit recognized is the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Management concluded as of December 31, 2013 and 2012 that the Predecessor did not have any liabilities for any uncertain tax positions. The Predecessor’s tax returns for the prior three years are subject to examination by U.S. federal and state revenue authorities. The Predecessor’s policy is to report any interest and penalties as a component of general and administrative expenses.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Predecessor records all derivatives on the balance sheet at fair value. The accounting for changes in the fair value of derivatives depends on whether the Predecessor has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. The Predecessor has not elected to designate any instruments as a hedge under ASC 815-10.

As of December 31, 2013 and 2012, the Predecessor has interest rate cap swaps that are not designated as hedges. These derivatives are not speculative and are used to manage the Predecessor’s exposure to interest rate movements and other identified risks, but the Predecessor has elected not to designate these instruments in hedging relationships based on the provisions in ASC 815-10. The changes in fair value of derivatives not designated in hedging relationships have been recognized in earnings. Summarized below are the interest rate derivatives that were not designated as cash flow hedges and the fair value of all derivative assets and liabilities as of December 31, 2013 and 2012:

					Fair Value as of
Property	Type of Instrument	Notional amount	Maturity date	Effective rate	December 31, 2013	December 31, 2012
City Center	Interest Rate Swap	$15,000,000	June 2014	6.0%	$—	$3,000

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820-10 applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

ASC 820-10 emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820-10 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Predecessor has the ability to access. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which is typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Predecessor’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Cash Equivalents, Restricted Cash, Accounts Receivable, Accounts Payable and Accrued Liabilities

The Predecessor estimates that the fair value approximates carrying value due to the relatively short-term nature of these instruments.

Interest Rate Swap

Interest Rate Swap

The majority of the inputs used to value the Company’s interest rate swap liability fall within Level 2 of the fair value hierarchy, such as observable market interest rate curves; however, the credit valuation associated with the interest rate swap liability utilizes Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Predecessor and its counterparties. As of December 31, 2013 and 2012, the Predecessor determined that the credit valuation adjustment relative to the overall interest rate swap liability is not significant. As a result, the entire interest rate swap liability has been classified in Level 2 of the fair value hierarchy.

Mortgage Loans Payable

Mortgage Loans Payable

The Predecessor determines the fair value of its fixed rate debt based on a discounted cash flow analysis using a discount rate that approximates the current borrowing rates for instruments of similar maturities. Based on this, the Predecessor has determined that the fair value of these instruments was $88,500,000 and $35,715,000 as of December 31, 2013 and 2012, respectively. Although the Predecessor has determined that the majority of the inputs used to value its fixed rate debt fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its fixed rate debt utilize Level 3 inputs, such as estimates of current credit spreads. Accordingly, mortgage loans payable have been classified as Level 3 fair value measurements.

The Predecessor estimates the fair value of its variable mortgage loan payable approximates its carrying value due to the variable nature of the debt.

Deferred Costs

Deferred Costs

Fees and costs paid in the successful negotiation of leases are deferred and amortized on a straight-line basis over the terms of the respective leases. Fees and costs incurred in connection with obtaining financing are deferred and amortized over the term of the related debt obligation.

Accumulated amortization of deferred leasing costs as of December 31, 2013 and 2012 was $953,065 and $509,676 respectively.

Deferred offering costs

Deferred offering costs

Deferred offering costs represent fees and costs directly associated with the offering and related formation transaction. These costs have been paid by an entity under common control. As these costs have not been reimbursed to the entity under common control, the Predecessor has recorded these amounts as an owners’ contribution to equity.

Segment Reporting		Segment Reporting The Predecessor operates in one industry segment, commercial real estate.
New Accounting Pronouncements

New Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which creates a new Topic Accounting Standards Codification (Topic 606). The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. This standard is effective for interim or annual periods beginning after December 15, 2016 and allows for either full retrospective or modified retrospective adoption. Early adoption of this standard is not allowed. We are currently evaluating the impact the adoption of Topic 606 will have on our financial statements.

New Accounting Pronouncements

During February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of ASU 2013-02 did not have a material impact on the Company’s financial condition or results of operations.

Real Estate Properties

Real Estate Properties

Real estate properties are stated at cost less accumulated depreciation, except land. Depreciation is computed on the straightline basis over estimated useful lives of:

Years
Buildings and improvement	29-50
Furniture, fixtures and equipment	4-7

Expenditures for maintenance and repairs are charged to operations as incurred.

Offering Costs	Offering Costs Costs related to the IPO and Formation Transactions paid by the Company’s Predecessor were reimbursed from the proceeds of the IPO.
Dividends

Dividends

On May 12, 2014, the Company’s board of directors declared an initial, prorated cash dividend of $0.183 per share for the quarterly period from April 21 2014 through June 30, 2014, which is equivalent to a full quarterly dividend of $0.235. The dividend was payable on July 17, 2014 to stockholders and common unitholders of record on July 3, 2014. The $1.5 million in dividends was paid to stockholders and $0.6 million to common unitholders, totaling $2.1 million.

On September 15, 2014, the Company’s board of directors declared a cash dividend of $0.235 per share for the quarterly period from July 1, 2014 through September 30, 2014. The dividend was payable on October 17, 2014 to stockholders and common unitholders of record on October 3, 2014. Subsequent to September 30, 2014, $1.9 million in dividends was paid to stockholders and $0.8 million to common unitholders, totaling $2.7 million.

Equity-Based Compensation

Equity-Based Compensation

The Company accounts for equity-based compensation, including shares of restricted stock units, in accordance with ASC Topic 718 Compensation – Stock Compensation, which requires the Company to recognize an expense for the fair value of equity-based awards. The estimated fair value of restricted stock units is amortized over their respective vesting periods. See note 11 for further details.

Earnings per Share

Earnings per Share

The Company calculates net income per share based upon the weighted average shares outstanding during the period beginning April 2014. Diluted earnings per share is calculated after giving effect to all potential dilutive shares outstanding during the period. There were 3,251,904 potentially dilutive shares outstanding related to the issuance of common units held by noncontrolling interests during the three and nine months ended September 30, 2014. However, the shares were excluded from the computation of diluted shares as their impact would have been anti-dilutive. As a result, the number of diluted outstanding shares was equal to the number of basic outstanding shares.